Summary of Significant Accounting Policies - Summary of Outstanding Potentially Dilutive Securities Excluded in Calculation of Diluted Net Loss Per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	1,504,052	6,515,951	44,707,805	40,686,102
Warrants to purchase common stock [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	4,929	3,585	25,000	25,000
Common stock options issued and outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities			9,497,923	6,150,000
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities		5,046,213	35,184,882	33,561,102
Warrants to Purchase Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities		107,565		950,000
Predecessor Company [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities			276,000	540,000	793,000
Predecessor Company [Member] | Warrants to purchase common stock [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities			1,000	1,000	15,000
Predecessor Company [Member] | Common stock options issued and outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities			130,000	539,000	482,000
Predecessor Company [Member] | Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities			145,000
Predecessor Company [Member] | Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities					296,000